Accumulated Other Comprehensive Income (Loss) [Text Block]	12 Months Ended
Mar. 31, 2017
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss) [Text Block]
20.	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table presents the changes in Accumulated OCI, net of tax and net of noncontrolling interests, for the fiscal years ended March 31, 2015, 2016 and 2017:

	2015	2016	2017
	(in millions)
Accumulated other comprehensive income (loss), net of taxes:
Net unrealized gains (losses) on investment securities:
Balance at beginning of fiscal year	¥1,272,723	¥2,304,555	¥1,995,314
Net change during the fiscal year	1,031,832	(309,241)	31,984
Effect of adopting new guidance on consolidation of certain variable interest entities (Notes 1 and 26)	—	—	5,509

Balance at end of fiscal year	¥2,304,555	¥1,995,314	¥2,032,807

Net debt valuation adjustments(Note 14):
Balance at beginning of fiscal year	¥—	¥—	¥(2,080)
Net change during the fiscal year	—	3,505	(8,552)
Effect of adopting new guidance by a foreign affiliated company	—	(5,585)	—

Balance at end of fiscal year	¥—	¥(2,080)	¥(10,632)

Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Balance at beginning of fiscal year	¥1,809	¥2,708	¥4,516
Net change during the fiscal year	899	1,808	(13,245)

Balance at end of fiscal year	¥2,708	¥4,516	¥(8,729)

Defined benefit plans:
Balance at beginning of fiscal year	¥(206,336)	¥(187,640)	¥(317,422)
Net change during the fiscal year	18,696	(129,782)	103,360

Balance at end of fiscal year	¥(187,640)	¥(317,422)	¥(214,062)

Foreign currency translation adjustments:
Balance at beginning of fiscal year	¥289,486	¥947,632	¥620,931
Net change during the fiscal year	658,146	(326,701)	(137,256)
Effect of adopting new guidance on consolidation of certain variable interest entities (Notes 1 and 26)	—	—	(1,636)

Balance at end of fiscal year	¥947,632	¥620,931	¥482,039

Balance at end of fiscal year	¥3,067,255	¥2,301,259	¥2,281,423

The following table presents the before tax and net of tax changes in each component of Accumulated OCI for the fiscal years ended March 31, 2015, 2016 and 2017:

	2015			2016			2017
	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax
	(in millions)
Net unrealized gains (losses) on investment securities:
Net unrealized gains (losses) on investment securities	¥1,721,877	¥(625,204)	¥1,096,673	¥(172,382)	¥81,568	¥(90,814)	¥307,476	¥(107,082)	¥200,394
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(143,899)	47,043	(96,856)	(239,934)	80,967	(158,967)	(274,278)	86,845	(187,433)

Net change	1,577,978	(578,161)	999,817	(412,316)	162,535	(249,781)	33,198	(20,237)	12,961
Net unrealized gains (losses) on investment securities attributable to noncontrolling interests			(32,015)			59,460			(19,023)

Net unrealized gains (losses) on investment securities attributable to Mitsubishi UFJ Financial Group			1,031,832			(309,241)			31,984

Net debt valuation adjustments (Note 14):
Net debt valuation adjustments	—	—	—	6,005	(2,032)	3,973	(12,693)	3,994	(8,699)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	—	—	—	(707)	239	(468)	215	(68)	147

Net change	—	—	—	5,298	(1,793)	3,505	(12,478)	3,926	(8,552)
Net debt valuation adjustments attributable to noncontrolling interests			—			—			—

Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group			—			3,505			(8,552)

Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	13,853	(5,448)	8,405	23,633	(9,320)	14,313	(4,321)	2,041	(2,280)
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(12,363)	4,857	(7,506)	(20,599)	8,094	(12,505)	(18,367)	7,402	(10,965)

Net change	1,490	(591)	899	3,034	(1,226)	1,808	(22,688)	9,443	(13,245)
Net unrealized gains on derivatives qualifying for cash flow hedges attributable to noncontrolling interests			—			—			—

Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group			899			1,808			(13,245)

Defined benefit plans:
Defined benefit plans	12,176	(2,052)	10,124	(209,209)	72,115	(137,094)	131,971	(41,852)	90,119
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	12,716	(3,913)	8,803	9,839	(4,238)	5,601	20,105	(6,652)	13,453

Net change	24,892	(5,965)	18,927	(199,370)	67,877	(131,493)	152,076	(48,504)	103,572
Defined benefit plans attributable to noncontrolling interests			231			(1,711)			212

Defined benefit plans attributable to Mitsubishi UFJ Financial Group			18,696			(129,782)			103,360

Foreign currency translation adjustments:
Foreign currency translation adjustments	782,744	(94,616)	688,128	(396,995)	43,109	(353,886)	(148,460)	2,424	(146,036)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	1,109	(719)	390	(3,670)	879	(2,791)	3,293	(467)	2,826

Net change	783,853	(95,335)	688,518	(400,665)	43,988	(356,677)	(145,167)	1,957	(143,210)
Foreign currency translation adjustments attributable to noncontrolling interests			30,372			(29,976)			(5,954)

Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group			658,146			(326,701)			(137,256)

Other comprehensive income (loss) attributable to Mitsubishi UFJ Financial Group			¥1,709,573			¥(760,411)			¥(23,709)

The following table presents the effect of the reclassification of significant items out of Accumulated OCI on the respective line items of the accompanying consolidated statements of income for the fiscal years ended March 31, 2015, 2016 and 2017:

	2015	2016	2017
Details of Accumulated OCI components	Amount reclassified out of Accumulated OCI			Line items in the consolidated statements of income
	(in millions)
Net unrealized losses (gains) on investment securities
Net gains on sales and redemptions of Available-for-sale securities	¥(147,702)	¥(267,240)	¥(307,041)		Investment securities gains—net
Impairment losses on investment securities	4,014	22,885	32,744		Investment securities gains—net
Other	(211)	4,421	19

	(143,899)	(239,934)	(274,278)		Total before tax
	47,043	80,967	86,845		Income tax expense

	¥(96,856)	¥(158,967)	¥(187,433)		Net of tax

Net debt valuation adjustments (Note 14)	¥—	¥(707)	¥215		Equity in earnings of equity method investees—net

	—	(707)	215		Total before tax
	—	239	(68)		Income tax expense

	¥—	¥(468)	¥147		Net of tax

Net unrealized losses (gains) on derivatives qualifying for cash flow hedges
Interest rate contracts	¥(12,117)	¥(20,338)	¥(18,332)		Interest income on Loans, including fees
Other	(246)	(261)	(35)

	(12,363)	(20,599)	(18,367)		Total before tax
	4,857	8,094	7,402		Income tax expense

	¥(7,506)	¥(12,505)	¥(10,965)		Net of tax

Defined benefit plans
Net actuarial loss(1)	¥26,063	¥21,251	¥31,837
Prior service cost(1)	(10,682)	(10,847)	(9,927)
Loss (gain) on settlements and curtailment, and other(1)	(2,665)	(565)	(1,805)

	12,716	9,839	20,105		Total before tax
	(3,913)	(4,238)	(6,652)		Income tax expense

	¥8,803	¥5,601	¥13,453		Net of tax

Foreign currency translation adjustments	¥—	¥(4,270)	¥(39)	Other non-interest income
	1,109	600	3,332	Other non-interest expenses

	1,109	(3,670)	3,293	Total before tax
	(719)	879	(467)	Income tax expense

	¥390	¥(2,791)	¥2,826	Net of tax

Total reclassifications for the period	¥(142,437)	¥(255,071)	¥(269,032)	Total before tax
	47,268	85,941	87,060	Income tax expense

	¥(95,169)	¥(169,130)	¥(181,972)	Net of tax

Note:

(1)	These Accumulated OCI components are included in the computation of net periodic benefit cost. See Note 13 for more information.